PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)

Office building	426,947	707,693
Vehicles	20,360	21,821
Computer equipment	1,071,326	1,049,049
Furniture and office equipment	421,157	387,781
Leasehold improvement	2,315,577	2,444,146
Construction in progress	143,360	194,803
Total	4,398,727	4,805,293
Less: accumulated depreciation	(2,412,683)	(2,749,468)
Less: accumulated impairment	(14,337)	(19,272)
Net book value	1,971,707	2,036,553

Depreciation expenses recognized for the years ended December 31, 2020, 2021 and 2022 amounted to RMB552.8 million, RMB879.7 million and RMB918.3 million, respectively.